Related Party Transactions - 10K (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Affiliated Entity
Related Party Transaction [Line Items]
Free rent period			5 months		5 months
Monthly rental payments first five years			$ 60,000		$ 60,000
Initial rent period			5 years		5 years
Monthly rental payments after five years			$ 63,000		$ 63,000
Rent period after first five years			2 years		2 years
Accounts payable to related party					$ 26,000
Member of Board of Directors
Related Party Transaction [Line Items]
Legal fees	$ 249,000	$ 170,000	$ 561,000	$ 373,000	600,000	$ 800,000	$ 1,800,000
Accounts payable to related party	$ 345,000		$ 345,000		$ 190,211